Share Based Payment (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($) shares
Share premium [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase (decrease) through share-based payment transactions, equity | $	$ 20
Non-Executive Directors [member] | Share premium [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase (decrease) through share-based payment transactions, equity | $	$ 20
Number of common shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase (decrease) in number of ordinary shares issued | shares	4,012
Number of common shares [member] | Non-Executive Directors [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase (decrease) in number of ordinary shares issued | shares	4,012